Consolidated Statement of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumlated Other Comprehensive Gains (Losses)	Retained Earnings	Treasury Stock at Cost
Balance at May. 03, 2014	$ 658,696	$ 94	$ 1,395,463	$ (11,773)	$ 344,021	$ (1,069,109)
Net income (loss)	36,596				36,596
Minimum pension liability/Postretirement plan liability, net of tax	(9,370)			(9,370)
Pension reclassification (see Note 12)	4,610			4,610
Exercise of 0 in 2017, 111 in 2016 and 83 in 2015 common stock options	1,283	1	1,282
Stock options and restricted stock tax benefits	652		652
Stock-based compensation expense	19,989		19,989
Accretive dividend on preferred stockholders	(7,340)				(7,340)
Accrued/paid dividends for preferred stockholders	(15,765)				(15,765)
Treasury stock acquired, 477 shares	(10,607)					(10,607)
Acquisition of preferred membership interest	313,298	3	313,295
Settlement of Microsoft commercial liability	197,316		197,316
Balance at May. 02, 2015	1,189,358	98	1,927,997	(16,533)	357,512	(1,079,716)
Net income (loss)	(24,446)				(24,446)
Minimum pension liability/Postretirement plan liability, net of tax	3,662			3,662
Pension reclassification (see Note 12)	13,022			13,022
Exercise of 0 in 2017, 111 in 2016 and 83 in 2015 common stock options	1,303	2	1,301
Stock options and restricted stock tax benefits	1,094		1,094
Stock-based compensation expense	14,889		14,889
Accretive dividend on preferred stockholders	(4,204)				(4,204)
Inducement fee paid upon conversion of Series J preferred stock	(3,657)				(3,657)
Cash dividends declared	(46,056)				(46,056)
Accrued dividends for long-term incentive awards	(451)				(451)
Purchase of treasury stock related to stock-based compensation, 248 shares in 2017 and 337 shares in 2016	(4,004)					(4,004)
Treasury stock repurchase plan, 2020 shares in 2017 and 2,763 shares in 2016	(26,718)					(26,718)
Dividend to preferred shareholders paid in shares	(1,783)		1,783		(1,783)
Common shares issued upon conversion of Series J preferred stock	200,262	12	200,250
Cash settlement of equity award	(8,022)		(8,022)
Separation of B&N Education, Inc.	(702,522)		(401,258)		(301,264)
Balance at Apr. 30, 2016	603,510	112	1,738,034	151	(24,349)	(1,110,438)
Net income (loss)	22,023				22,023
Minimum pension liability/Postretirement plan liability, net of tax	164			164
Exercise of 0 in 2017, 111 in 2016 and 83 in 2015 common stock options	312		312
Stock options and restricted stock tax benefits	1,110		1,110
Stock-based compensation expense	6,299		6,299
Cash dividends declared	(43,887)				(43,887)
Accrued dividends for long-term incentive awards	(212)				(212)
Purchase of treasury stock related to stock-based compensation, 248 shares in 2017 and 337 shares in 2016	(2,694)					(2,694)
Treasury stock repurchase plan, 2020 shares in 2017 and 2,763 shares in 2016	(23,281)					(23,281)
Distribution of Rabbi Trust shares (see Note 7)			(15,342)			15,342
Tax benefit from distribution of Rabbi Trust	10,967		10,967
Balance at Apr. 29, 2017	$ 574,311	$ 112	$ 1,741,380	$ 315	$ (46,425)	$ (1,121,071)